Mineral Stream Interests	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Mineral Stream Interests
12.	Mineral Stream Interests

	Six Months Ended June 30, 2018
	Cost				Accumulated Depletion & Impairment [1]				Carrying Amount Jun 30, 2018
(in thousands)	Balance Jan 1, 2018	Additions	Disposal	Balance Jun 30, 2018	Balance Jan 1, 2018	Depletion	Disposal	Balance Jun 30, 2018
Silver interests
San Dimas	$190,331	$—	$(190,331)	$—	$(55,469)	$(3,575)	$59,044	$—	$—
Peñasquito	524,626	—	—	524,626	(121,376)	(8,198)	—	(129,574)	395,052
Antamina	900,343	—	—	900,343	(142,705)	(24,659)	—	(167,364)	732,979
Constancia	302,948	—	—	302,948	(41,145)	(7,030)	—	(48,175)	254,773
Other [2]	1,282,837	—	—	1,282,837	(759,702)	(11,284)	—	(770,986)	511,851

	$3,201,085	$—	$(190,331)	$3,010,754	$(1,120,397)	$(54,746)	$59,044	$(1,116,099)	$1,894,655

Gold interests
Sudbury [3]	$623,864	$—	—	$623,864	$(243,876)	$(7,622)	—	$(251,498)	$372,366
Salobo	3,059,876	—	—	3,059,876	(251,144)	(48,418)	—	(299,562)	2,760,314
Constancia	136,058	—	—	136,058	(14,007)	(2,026)	—	(16,033)	120,025
San Dimas	—	220,237	—	220,237	—	(2,079)	—	(2,079)	218,158
Other [4]	402,232	—	—	402,232	(370,414)	(4,868)	—	(375,282)	26,950

	$4,222,030	$220,237	$—	$4,442,267	$(879,441)	$(65,013)	$—	$(944,454)	$3,497,813

Cobalt interests
Voisey’s Bay	$—	$393,327	—	$393,327	$—	$—	—	$—	$393,327

	$7,423,115	$613,564	$(190,331)	$7,846,348	$(1,999,838)	$(119,759)	$59,044	$(2,060,553)	$5,785,795

1)

Includes cumulative impairment charges to June 30, 2018 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)

Comprised of the currently owned Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests in addition to the Lagunas Norte, Pierina and Veladero silver interests, all of which expired on March 31, 2018.

3)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.

	Year Ended December 31, 2017
	Cost				Accumulated Depletion & Impairment [1]					Carrying Amount Dec 31, 2017
(in thousands)	Balance Jan 1, 2017	Reductions²	Disposal[3]	Balance Dec 31, 2017	Balance Jan 1, 2017	Depletion	Disposal[3]	Impairment	Balance Dec 31, 2017
Silver interests
San Dimas	$190,331	$—	$—	$190,331	$(49,756)	$(5,713)	$—	$—	$(55,469)	$134,862
Peñasquito	524,626	—	—	524,626	(106,549)	(14,827)	—	—	(121,376)	403,250
Antamina	900,343	—	—	900,343	(84,537)	(58,168)	—	—	(142,705)	757,638
Constancia	302,948	—	—	302,948	(26,977)	(14,168)	—	—	(41,145)	261,803
Other [3]	1,329,731	(4,935)	(41,959)	1,282,837	(544,161)	(28,820)	41,959	(228,680)	(759,702)	523,135

	$3,247,979	$(4,935)	$(41,959)	$3,201,085	$(811,980)	$(121,696)	$41,959	$(228,680)	$(1,120,397)	$2,080,688

Gold interests
Sudbury [4]	$623,864	$—	$—	$623,864	$(222,329)	$(21,547)	$—	$—	$(243,876)	$379,988
Salobo	3,059,876	—	—	3,059,876	(155,041)	(96,103)	—	—	(251,144)	2,808,732
Constancia	136,058	—	—	136,058	(10,388)	(3,619)	—	—	(14,007)	122,051
Other [5]	402,232	—	—	402,232	(350,999)	(19,415)	—	—	(370,414)	31,818

	$4,222,030	$—	$—	$4,222,030	$(738,757)	$(140,684)	$—	$—	$(879,441)	$3,342,589

	$7,470,009	$(4,935)	$(41,959)	$7,423,115	$(1,550,737)	$(262,380)	$41,959	$(228,680)	$(1,999,838)	$5,423,277

1)

Includes cumulative impairment charges to December 31, 2017 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)

On March 29, 2017, the Company amended its silver purchase agreement with Alexco Resource Corp. (“Alexco”) to adjust the silver production payment so that it will be a percentage of the spot silver price that increases with lower mill silver head grades and lower silver prices, and decreases with higher mill silver head grades and higher silver prices, subject to certain ceiling and floor grades and prices. In addition, the outside completion date was extended to December 31, 2019 and the area of interest was expanded to include properties currently owned by Alexco and properties acquired by Alexco in the future which fall within a one kilometer radius of existing Alexco holdings in the Keno Hill Silver District. As consideration, on April 10, 2017, Alexco issued 3 million shares to Wheaton which had a fair value of $5 million. The fair value of these shares have been reflected as a reduction to the cost base of the Keno Hill silver interest.

3)

Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017 and the fully depleted value of this contract has been reflected as a disposal.

4)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
5)	Comprised of the Minto, Rosemont and 777 gold interests.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2018			December 31, 2017
(in thousands)	Depletable	Non-Depletable	Total	Depletable	Non-Depletable	Total
Silver interests
San Dimas	$—	$—	$—	$38,110	$96,752	$134,862
Peñasquito	290,524	104,528	395,052	293,968	109,282	403,250
Antamina	376,581	356,398	732,979	380,738	376,900	757,638
Constancia	239,525	15,248	254,773	240,950	20,853	261,803
Other [1]	96,787	415,064	511,851	90,366	432,769	523,135

	$1,003,417	$891,238	$1,894,655	$1,044,132	$1,036,556	$2,080,688

Gold interests
Sudbury [2]	$313,944	$58,422	$372,366	$315,421	$64,567	$379,988
Salobo	2,225,545	534,769	2,760,314	2,224,133	584,599	2,808,732
Constancia	110,881	9,144	120,025	112,432	9,619	122,051
San Dimas	111,148	107,010	218,158	—	—	—
Other [3]	26,950	—	26,950	31,818	—	31,818

	$2,788,468	$709,345	$3,497,813	$2,683,804	$658,785	$3,342,589

Cobalt interests
Voisey’s Bay	$—	$393,327	$393,327	$—	$—	$—

	$3,791,885	$1,993,910	$5,785,795	$3,727,936	$1,695,341	$5,423,277

1)

Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017 while the Lagunas Norte, Pierina and Veladero silver interests expired on March 31, 2018.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.

Termination of the San Dimas Silver Interest and Acquisition of the San Dimas Gold Interest

On October 15, 2004, the Company entered into an agreement with Goldcorp Inc. (“Goldcorp”) to acquire an amount equal to 100% of the silver produced by Goldcorp’s Luismin mining operations in Mexico, including the San Dimas mine. On August 6, 2010, Goldcorp completed the sale of San Dimas to Primero Mining Corp. (“Primero”), and pursuant to the amended silver purchase agreement with Primero (the “San Dimas SPA”), the Company acquired 100% of the payable silver produced at San Dimas up to 6 million ounces annually, and 50% of any excess for the life of the mine. Goldcorp also provided a guarantee with respect to the delivery by Primero of all silver produced and owing to the Company until 2029 (the “Goldcorp Guarantee”).

On May 10, 2018, First Majestic completed the previously disclosed acquisition of all the issued and outstanding common shares of Primero (the “Acquisition”). In connection with the Acquisition, on May 10, 2018, the Company terminated the San Dimas SPA and entered into a new precious metal purchase agreement with First Majestic relating to the San Dimas mine (the “San Dimas PMPA”). As consideration for terminating the San Dimas SPA, the Company received a cash payment of $220 million and 20,914,590 First Majestic common shares with a fair value of $151 million (the “First Majestic Shares[1]”), and the Goldcorp Guarantee was terminated in exchange for a payment of $10 million, with the net result being that the Company has reflected a gain on disposal of the San Dimas SPA in the amount of $246 million, calculated as follows:

[1]

The First Majestic Shares represent approximately 11% of First Majestic’s current issued and outstanding shares and are subject to resale restrictions, including a six month hold period (subject to certain exceptions) with volume selling restrictions thereafter.

(in thousands)
Cash received	$220,000
Fair value of First Majestic shares received	151,000
Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	10,000

Total net proceeds from the disposal of the San Dimas SPA	$381,000
Less: carrying value plus closing costs	(135,285)

Gain on disposal of the San Dimas SPA	$245,715

Under the terms of the new San Dimas PMPA, for which the Company paid total upfront cash consideration of $220 million, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1.[1] In addition to the $220 million upfront cash payment, the Company will make ongoing payments of $600 per gold ounce delivered.

Acquisition of the Voisey’s Bay Cobalt Interest

On June 11, 2018, the Company entered into an agreement to acquire from Vale S.A. (“Vale”) an amount of cobalt equal to 42.4% of the cobalt production from its Voisey’s Bay mine, located in Canada, until the delivery of 31 million pounds of cobalt and 21.2% of cobalt production thereafter for the life of mine for a total upfront cash payment of $390 million. In addition, Wheaton will make ongoing payments of 18% of the spot price of cobalt per pound of cobalt delivered under the agreement until such time as the upfront cash payment is reduced to $NIL and 22% of the spot price of cobalt thereafter. Payable rates for cobalt in concentrate have generally been fixed at 93.3%. Deliveries under the contract are scheduled to begin effective January 1, 2021.